CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash and cash equivalents	$ 4,009,387	$ 4,994,411
Restricted cash	103,917	50,995
Short-term Investment	50,111	48,145
Accounts receivable, net of allowance for doubtful accounts and provision for expected credit loss of $7,580,664 and $6,617,485, respectively	22,393,810	14,967,186
Notes receivable	355,761	54,825
Prepayment, deposit and other receivable - current	4,657,014	383,413
Inventories	13,528,170	17,937,425
Advance to suppliers	17,641,946	4,810,044
Total current assets	62,740,116	43,246,444
Property, plant and equipment, net	8,104,335	7,836,017
Right-of-use asset - Operating lease	162,103	43,840
Intangible assets, net	1,282,939	1,437,384
Prepayment, deposit and other receivable - Non-current	271,201	292,070
Long-term accounts receivable	5,379,311	5,527,682
Long-term investment	2,046,868	285,540
TOTAL ASSETS	79,986,873	58,668,977
Current liabilities:
Accounts payable	3,125,104	2,611,220
Accrued expenses and other current liabilities	4,261,080	4,964,893
Operating lease liability - current	12,280	21,749
Accrued payroll and welfare	2,323,244	1,918,415
Advance from customers	14,861,280	821,694
Due to related parties	216,906	1,111,001
Convertible debentures	$ 4,917,683	$ 4,011,224
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Bank borrowings - current	$ 10,259,918	$ 9,388,706
Long-term Bank borrowings - current	9,765,447
Notes payables	124,957	41,118
Income tax payable		669
Total current liabilities	49,867,899	24,890,689
Operating lease liability - non-current		11,811
Bank borrowings - non-current	1,802,468	8,527,686
TOTAL LIABILITIES	51,670,367	33,430,186
COMMITMENTS AND CONTINGENCIES
Equity
Common stock, no par value, 50,000,000 shares authorized, 36,147,625 and 30,392,940 shares issued and outstanding, respectively
Additional paid-in capital	77,886,898	72,886,898
Statutory surplus reserve	3,176,556	3,176,556
Subscription receivable	(125,000)	(125,000)
Retained earnings (Deficits)		(47,666,657)
Accumulated other comprehensive loss	(2,326,968)
Total equity attributable to ZK International Group Co., Ltd.	28,162,913	25,080,812
Equity attributable to non-controlling interests	153,593	157,980
Total equity	28,316,506	25,238,792
TOTAL LIABILITIES AND EQUITY	$ 79,986,873	$ 58,668,977